                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Temasek Holdings (Private) Limited
Address: 60B Orchard Road #06-18 Tower 2
         The Atrium@Orchard
         Singapore 238891

Form 13F File Number:  28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chia Yue Joo Lena
Title: Managing Director, Legal & Regulations
Phone: +65 6828 6968

Signature, Place, and Date of Signing:


/s/ Chia Yue Joo Lena                    Singapore             February 12, 2009
-----------------------------   ----------------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                17
Form 13F Information Table Entry Total:            6
Form 13F Information Table Value Total:    3,083,318
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ------------------------------------------
1     28-13089               Allamanda Investments Pte Ltd
2     28-13091               Amberwood Investments (Mauritius) Pte Ltd
3     28-13098               Cairnhill Investments (Mauritius) Pte Ltd
4     28-13099               Centaura Investments (Mauritius) Pte Ltd
5     28-13100               Charlton Investments (Mauritius) Pte Ltd
6     28-13101               Clover Investments (Mauritius) Pte Ltd
7     28-13092               Crescent Investments (Mauritius) Pte Ltd
8     28-13094               Faber Investments (Mauritius) Pte Ltd
9     28-13102               Fullerton Financial Holdings  Pte Ltd
10    28-13103               Fullerton Management Pte Ltd
11    28-13105               Henderson Investments (Mauritius) Pte Ltd
12    28-13097               Springwood Investments (Mauritius) Pte Ltd
13    28-_____ (1)           Tannery Investments (Mauritius) Pte Ltd


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

14    28-13093               Tomlinson Investments (Mauritius) Pte Ltd
15    28-13096 (2)           Baytree Investments (Mauritius) Pte Ltd
16    28-13095 (2)           Seletar Investments Pte Ltd
17    28-13090 (2)           Temasek Capital (Private) Limited

----------
(1) The 13F file number will be assigned after Tannery Investments (Mauritius) Pte Ltd makes its first filing.

(2) Baytree Investments (Mauritius) Pte Ltd, Seletar Investments Pte Ltd and Temasek Capital (Private) Limited are listed in this Form 13F pursuant to the requirements of Rule 13f-1(a)(1) under the Securities Exchange Act of 1934, as amended, but have ceased to exercise any investment discretion over Section 13(f) securities as of December 31, 2008.


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                           FORM 13F INFORMATION TABLE

       COLUMN 1         COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7            COLUMN 8
---------------------- ---------- --------- --------- -------------------- ---------- -------------- -----------------------
                                                                                                        VOTING AUTHORITY
                        TITLE OF              VALUE     SHRS OR   SH/ PUT/ INVESTMENT     OTHER      -----------------------
    NAME OF ISSUER        CLASS     CUSIP   (X$1000)    PRN AMT   PRN CALL DISCRETION    MANAGERS       SOLE     SHARED NONE
---------------------- ---------- --------- --------- ----------- --- ---- ---------- -------------- ----------- ------ ----
EQUINIX INC              COM NEW  29444U502    34,902     656,180  SH        DEFINED                     656,180
GLOBAL CROSSING LTD      SHS NEW  G3921A175   376,079  47,365,161  SH        DEFINED                  47,365,161
ICICI BK LTD              ADR     45104G104    69,945   3,633,482  SH        DEFINED    1, 9 & 10      3,633,482
MERRILL LYNCH & CO INC    COM     590188108 2,557,259 219,695,826  SH        DEFINED  2, 3, 4, 5, 6, 219,695,826
                                                                                      7, 8, 10, 11,
                                                                                      12, 13, & 14
SPDR TR                UNIT SER 1 78462F103    38,111     314,136  SH        DEFINED                     314,136
VICAL INC                 COM     925602104     7,022   4,980,079  SH        DEFINED         10        4,980,079


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